                                                                               .
                                                                               .
                                                                               .

                           COLUMBIA FUNDS SERIES TRUST

           Columbia Global Value Fund                               Columbia High Income Fund
        Columbia International Value Fund                        Columbia Total Return Bond Fund
Columbia Marsico International Opportunities Fund                 Columbia Short Term Bond Fund
Columbia Multi-Advisor International Equity Fund           (the "Government and Corporate Bond Funds")
    (the "International/Global Stock Funds")

                                                    Columbia North Carolina Intermediate Municipal Bond Fund
          Columbia Large Cap Index Fund                Columbia Virginia Intermediate Municipal Bond Fund
          Columbia Small Cap Index Fund             Columbia South Carolina Intermediate Municipal Bond Fund
           Columbia Mid Cap Index Fund                       Columbia Short Term Municipal Bond Fund
      Columbia Large Cap Enhanced Core Fund            Columbia Maryland Intermediate Municipal Bond Fund
               (the "Index Funds")                    Columbia California Intermediate Municipal Bond Fund
                                                        Columbia Georgia Intermediate Municipal Bond Fund
           Columbia Mid Cap Value Fund                        (the "Municipal Fixed-Income Funds")
      Columbia Convertible Securities Fund
       Columbia Marsico 21st Century Fund                          Columbia Municipal Reserves
        Columbia Small Cap Value Fund II                      Columbia New York Tax-Exempt Reserves
          Columbia Large Cap Value Fund                          Columbia Money Market Reserves
          Columbia Large Cap Core Fund                       Columbia California Tax-Exempt Reserves
     Columbia Marsico Focused Equities Fund                       Columbia Government Reserves
          Columbia Marsico Growth Fund                            Columbia Tax-Exempt Reserves
        Columbia Small Cap Growth Fund II                          Columbia Treasury Reserves
               (the "Stock Funds")                                   Columbia Cash Reserves
                                                                   (the "Money Market Funds")

   Columbia LifeGoal Balanced Growth Portfolio
       Columbia LifeGoal Growth Portfolio                       Columbia Asset Allocation Fund II
  Columbia LifeGoal Income and Growth Portfolio
       Columbia LifeGoal Income Portfolio                           Corporate Bond Portfolio
    Columbia Masters Global Equity Portfolio                  Mortgage- and Asset-Backed Portfolio
       Columbia Masters Heritage Portfolio                             (the "Portfolios")
 Columbia Masters International Equity Portfolio
             (the "Funds of Funds")

   The International/Global Stock Funds, the Index Funds, the Stock Funds, the
     Funds of Funds, the Government and Corporate Bond Funds, the Municipal Fixed-Income Funds, the Money Market Funds, Columbia Asset Allocation Fund II
         and the Portfolios are each a "Fund" and together the "Funds."

                       SUPPLEMENT DATED FEBRUARY 27, 2007
                    TO THE PROSPECTUSES DATED AUGUST 1, 2006

Effective immediately, the prospectuses for all share classes of each of the Columbia Funds listed above are hereby supplemented as described below.

1. For all Funds except for the Money Market Funds and the Portfolios, the bullet point entitled "Portfolio securities disclosure" under the heading "Other important information" is replaced with the following:

     - PORTFOLIO HOLDINGS DISCLOSURE - A description of the Columbia Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds' website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



INT-47/128005-0207

2. For the International/Global Stock Funds, the following text is inserted immediately below the text of the new "Portfolio holdings disclosure" bullet point:

          Each Fund's or, as applicable, each Master Portfolio's complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and each Fund's or each Master Portfolio's largest 15 holdings as a percent of the Fund's or the Master Portfolio's portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

3. For the Index Funds, the following text is inserted immediately below the text of the new "Portfolio holdings disclosure" bullet point:

          Each Fund's complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and each Fund's largest 15 holdings as a percent of the Fund's portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

4. For the Stock Funds and Columbia Asset Allocation Fund II, the following text is inserted immediately below the text of the new "Portfolio holdings disclosure" bullet point:

          Each Fund's or, as applicable, each Master Portfolio's complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and, except for Columbia Asset Allocation Fund II, each Fund's or each Master Portfolio's largest 15 holdings as a percent of the Fund's or the Master Portfolio's portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end. Columbia Asset Allocation Fund II's largest five equity holdings as a percent of the Fund's portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

5. For the Funds of Funds, the following text is inserted immediately below the text of the new "Portfolio holdings disclosure" bullet point:

          Each Portfolio's complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

6. For the Government and Corporate Bond Funds, the following text is inserted immediately below the text of the new "Portfolio holdings disclosure" bullet point:

          Each Fund's complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end. Columbia Short Term Bond Fund's largest 15 holdings as a percent of the Fund's portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end. Columbia Total Return Bond Fund's largest five holdings as a percent of the Fund's portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end. Columbia High Income Fund's largest 10 holdings as a percent of the Fund's portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

7. For the Municipal Fixed-Income Funds, the following text is inserted immediately below the text of the new "Portfolio holdings disclosure" bullet point:

          Each Fund's complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

8. For the Money Market Funds, the bullet point entitled "Portfolio securities disclosure" under the heading "Other important information" is replaced with the following:

     - PORTFOLIO HOLDINGS DISCLOSURE - A description of the Columbia Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund's complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds' website, www.columbiafunds.com and/or www.columbiamanagement.com, approximately five business days after such month-end. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

9. For the Portfolios, the bullet point entitled "Portfolio securities disclosure" under the heading "Other important information" is replaced with the following:

     - PORTFOLIO HOLDINGS DISCLOSURE - A description of the Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the SAI.

                           COLUMBIA FUNDS SERIES TRUST
                     Columbia Connecticut Municipal Reserves
                    Columbia Massachusetts Municipal Reserves

                       SUPPLEMENT DATED FEBRUARY 27, 2007
                    TO THE PROSPECTUSES DATED OCTOBER 1, 2006

          Effective immediately, the prospectuses for all share classes of each of the Columbia Funds listed above are hereby supplemented by replacing the bullet point entitled "Portfolio securities disclosure" under the heading "Other important information" with the following:

     - PORTFOLIO HOLDINGS DISCLOSURE - A description of the Columbia Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund's complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds' website, www.columbiafunds.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

INT-47/128205-0207

                           COLUMBIA FUNDS SERIES TRUST

           Columbia Global Value Fund                    Columbia Masters International Equity Portfolio
        Columbia International Value Fund                           Columbia High Income Fund
Columbia Marsico International Opportunities Fund                Columbia Total Return Bond Fund
Columbia Multi-Advisor International Equity Fund                  Columbia Short Term Bond Fund
          Columbia Large Cap Index Fund             Columbia North Carolina Intermediate Municipal Bond Fund
          Columbia Small Cap Index Fund                Columbia Virginia Intermediate Municipal Bond Fund
           Columbia Mid Cap Index Fund              Columbia South Carolina Intermediate Municipal Bond Fund
      Columbia Large Cap Enhanced Core Fund                  Columbia Short Term Municipal Bond Fund
           Columbia Mid Cap Value Fund                 Columbia Maryland Intermediate Municipal Bond Fund
      Columbia Convertible Securities Fund            Columbia California Intermediate Municipal Bond Fund
       Columbia Marsico 21st Century Fund               Columbia Georgia Intermediate Municipal Bond Fund
        Columbia Small Cap Value Fund II                           Columbia Municipal Reserves
          Columbia Large Cap Value Fund                       Columbia New York Tax-Exempt Reserves
          Columbia Large Cap Core Fund                           Columbia Money Market Reserves
     Columbia Marsico Focused Equities Fund                  Columbia California Tax-Exempt Reserves
          Columbia Marsico Growth Fund                            Columbia Government Reserves
        Columbia Small Cap Growth Fund II                         Columbia Tax-Exempt Reserves
   Columbia LifeGoal Balanced Growth Portfolio                     Columbia Treasury Reserves
       Columbia LifeGoal Growth Portfolio                            Columbia Cash Reserves
  Columbia LifeGoal Income and Growth Portfolio                 Columbia Asset Allocation Fund II
       Columbia LifeGoal Income Portfolio                           Corporate Bond Portfolio
    Columbia Masters Global Equity Portfolio                  Mortgage- and Asset-Backed Portfolio
       Columbia Masters Heritage Portfolio

                       SUPPLEMENT DATED FEBRUARY 27, 2007
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2006

          Effective immediately, the statement of additional information for all share classes of each of the Columbia Funds listed above is hereby supplemented by replacing the section entitled "Disclosure of Portfolio Holdings Information" under the heading "Other Considerations" with the following:

          DISCLOSURE OF FUND INFORMATION

          The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings by the Funds, CMA and their affiliates. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interest of Fund shareholders and to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the business day next following the posting of such information on the Funds' website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit CMA and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described here do not apply to Funds covered by this SAI. CMA has also adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

INT-50/128006-0207

          Public Disclosures

          The Funds' portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Funds' website. This information is available on the Funds' website as described below.

- For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

- For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

- For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

          Certain Funds shall also disclose their largest holdings, as a percent of the Funds' portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

          The scope of the information provided pursuant to the Funds' policies relating to each Fund's portfolio that is made available on the website may change from time to time without prior notice.

          The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund's fiscal year). Shareholders may obtain the Funds' Form N-CSR and N-Q filings on the SEC's website at www.sec.gov, a link to which is provided on the Columbia Funds' website. In addition, the Funds' Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

          With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

          The Funds, CMA and their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisers or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds' website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

          Other Disclosures

          The Funds' policies and procedures provide that no disclosures of the Funds' portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds' chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

          In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

          In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds' sub-advisers, the Funds' independent registered public accounting firm, legal counsel, financial printers, the Funds' proxy solicitor, the Funds' proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

          The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure and is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds' chief executive officer. These special arrangements are the following:

                         COMPENSATION/           CONDITIONS/           FREQUENCY
                         CONSIDERATION     RESTRICTIONS ON USE OF         OF
 IDENTITY OF RECIPIENT      RECEIVED             INFORMATION          DISCLOSURE
 ---------------------   -------------   --------------------------   ----------
Electra Information      None            Use of holdings              Daily
Systems                                  information for trade
                                         reconciliation purposes.

Standard & Poor's        None            Vendor uses to maintain      Weekly
                                         ratings for certain Money
                                         Market Funds.

InvestorTools, Inc.      None            Access to holdings granted   Real time
                                         solely for the purpose of
                                         testing back office
                                         conversion of trading
                                         systems.

ING Insurance Company    None            Access to holdings granted   Quarterly
                                         for specific Funds for
                                         ING's creation of
                                         client/shareholder
                                         materials. ING may not
                                         distribute materials until
                                         the holdings information
                                         is made public.

Glass-Lewis              None            Glass-Lewis receives         Daily
                                         holdings information in
                                         connection with testing
                                         the firm's proxy services.

CMS Bondedge             None            CMS Bondedge is the vendor   Ad-hoc
                                         for an application used by
                                         CMA's Fixed Income
                                         Portfolio Management team
                                         as an analytical and
                                         trading tool. CMS Bondedge
                                         may receive holdings
                                         information to assist in
                                         resolving technical
                                         difficulties with the
                                         application.

Linedata Services,       None            Linedata is the software     Ad-hoc
Inc.                                     vendor for the LongView
                                         Trade Order Management
                                         System. Linedata may
                                         receive holdings
                                         information to assist in
                                         resolving technical
                                         difficulties with the
                                         application.

                         COMPENSATION/           CONDITIONS/           FREQUENCY
                         CONSIDERATION     RESTRICTIONS ON USE OF         OF
 IDENTITY OF RECIPIENT      RECEIVED             INFORMATION          DISCLOSURE
 ---------------------   -------------   --------------------------   ----------
JP Morgan                None            JP Morgan provides the       Monthly
                                         High Yield team with peer
                                         group analysis reports for
                                         purposes of analyzing the
                                         portfolio.

Malaspina                None            Vendor uses to facilitate    Quarterly
Communications                           writing, publishing, and
                                         mailing Fund shareholder
                                         reports and communications
                                         including shareholder
                                         letter and management's
                                         discussion of Fund
                                         performance.

Data Communique          None            Vendor uses to automate      Quarterly
                                         marketing materials.
                                         Vendor receives top
                                         holdings information to
                                         populate data in fact
                                         sheet templates.

Evare LLP                None            Evare obtains account        Daily
                                         information for purposes
                                         of standardizing and
                                         reformatting data
                                         according to CMA's
                                         specifications for use in
                                         the reconciliation
                                         process.

Factset Data Systems,    None            FactSet provides             Daily
Inc.                                     quantitative analytics,
                                         charting and fundamental
                                         data to CMA. FactSet
                                         requires holdings
                                         information to provide the
                                         analytics.

RR Donnelly/WE Andrews   None            Printers for the Funds'      Monthly
                                         prospectuses, supplements,
                                         SAIs, fact sheets,
                                         brochures.

Merrill and Bowne        None            Printers for the Funds'      Monthly
                                         prospectuses, supplements,
                                         and SAIs.

Merrill Corporation      None            Provides fulfillment of      Monthly
                                         the Funds' prospectuses,
                                         supplements, SAIs, and
                                         sales materials.

Citigroup                None            Citigroup is the software    Daily
                                         vendor for Yield Book, an
                                         analytic software program.
                                         CMA uses Yield Book to
                                         perform ongoing risk
                                         analysis and management of
                                         certain fixed income Funds
                                         and fixed income
                                         separately managed
                                         accounts.

Mellon Analytical        None            Provides portfolio           Monthly
Solutions                                characteristics to assist
                                         in performance reviews and
                                         reporting.

Cogent Consulting        None            Facilitates the evaluation   Daily
                                         of commission rates and
                                         provides flexible
                                         commission reporting.

Moody's Investors        None            Vendor uses to maintain      Monthly
Services                                 ratings for certain Money
                                         Market Funds.

                           COLUMBIA FUNDS SERIES TRUST
                     Columbia Connecticut Municipal Reserves
                    Columbia Massachusetts Municipal Reserves

                       SUPPLEMENT DATED FEBRUARY 27, 2007
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 2006,
                        AS SUPPLEMENTED OCTOBER 10, 2006

          Effective immediately, the statement of additional information for all share classes of each of the Columbia Funds listed above is hereby supplemented by replacing the section entitled "Disclosure of Portfolio Holdings Information" under the heading "Other Considerations" with the following:

     DISCLOSURE OF FUND INFORMATION

          The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings by the Funds, CMA and their affiliates. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interest of Fund shareholders and to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the business day next following the posting of such information on the Funds' website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit CMA and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described here do not apply to Funds covered by this SAI. CMA has also adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

          Public Disclosures

          The Funds' portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Funds' website. This information is available on the Funds' website as described below.

- For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

- For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

- For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

          Certain Funds shall also disclose their largest holdings, as a percent of the Funds' portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

          The scope of the information provided pursuant to the Funds' policies relating to each Fund's portfolio that is made available on the website may change from time to time without prior notice.

INT-50/128108-0207

          The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund's fiscal year). Shareholders may obtain the Funds' Form N-CSR and N-Q filings on the SEC's website at www.sec.gov, a link to which is provided on the Columbia Funds' website. In addition, the Funds' Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

          With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

          The Funds, CMA and their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisers or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds' website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

          Other Disclosures

          The Funds' policies and procedures provide that no disclosures of the Funds' portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds' chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

          In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

          In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds' sub-advisers, the Funds' independent registered public accounting firm, legal counsel, financial printers, the Funds' proxy solicitor, the Funds' proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

          The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure and is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds' chief executive officer. These special arrangements are the following:

                         COMPENSATION/           CONDITIONS/           FREQUENCY
                         CONSIDERATION     RESTRICTIONS ON USE OF         OF
 IDENTITY OF RECIPIENT      RECEIVED             INFORMATION          DISCLOSURE
 ---------------------   -------------   --------------------------   ----------
Electra Information      None            Use of holdings              Daily
Systems                                  information for trade
                                         reconciliation purposes.

                         COMPENSATION/           CONDITIONS/           FREQUENCY
                         CONSIDERATION     RESTRICTIONS ON USE OF         OF
 IDENTITY OF RECIPIENT      RECEIVED             INFORMATION          DISCLOSURE
 ---------------------   -------------   --------------------------   ----------
Standard & Poor's        None            Vendor uses to maintain      Weekly
                                         ratings for certain Money
                                         Market Funds.

InvestorTools, Inc.      None            Access to holdings granted   Real time
                                         solely for the purpose of
                                         testing back office
                                         conversion of trading
                                         systems.

ING Insurance Company    None            Access to holdings granted   Quarterly
                                         for specific Funds for
                                         ING's creation of
                                         client/shareholder
                                         materials. ING may not
                                         distribute materials until
                                         the holdings information
                                         is made public.

Glass-Lewis              None            Glass-Lewis receives         Daily
                                         holdings information in
                                         connection with testing
                                         the firm's proxy services.

CMS Bondedge             None            CMS Bondedge is the vendor   Ad-hoc
                                         for an application used by
                                         CMA's Fixed Income
                                         Portfolio Management team
                                         as an analytical and
                                         trading tool. CMS Bondedge
                                         may receive holdings
                                         information to assist in
                                         resolving technical
                                         difficulties with the
                                         application.

Linedata Services, Inc.  None            Linedata is the software     Ad-hoc
                                         vendor for the LongView
                                         Trade Order Management
                                         System. Linedata may
                                         receive holdings
                                         information to assist in
                                         resolving technical
                                         difficulties with the
                                         application.

JP Morgan                None            JP Morgan provides the       Monthly
                                         High Yield team with peer
                                         group analysis reports for
                                         purposes of analyzing the
                                         portfolio.

Malaspina                None            Vendor uses to facilitate    Quarterly
Communications                           writing, publishing, and
                                         mailing Fund shareholder
                                         reports and communications
                                         including shareholder
                                         letter and management's
                                         discussion of Fund
                                         performance.

Data Communique          None            Vendor uses to automate      Quarterly
                                         marketing materials.
                                         Vendor receives top
                                         holdings information to
                                         populate data in fact
                                         sheet templates.

Evare LLP                None            Evare obtains account        Daily
                                         information for purposes
                                         of standardizing and
                                         reformatting data
                                         according to CMA's
                                         specifications for use in
                                         the reconciliation
                                         process.

                         COMPENSATION/           CONDITIONS/           FREQUENCY
                         CONSIDERATION     RESTRICTIONS ON USE OF         OF
 IDENTITY OF RECIPIENT      RECEIVED             INFORMATION          DISCLOSURE
 ---------------------   -------------   --------------------------   ----------
Factset Data Systems,    None            FactSet provides             Daily
Inc.                                     quantitative analytics,
                                         charting and fundamental
                                         data to CMA. FactSet
                                         requires holdings
                                         information to provide the
                                         analytics.

RR Donnelly/WE Andrews   None            Printers for the Funds'      Monthly
                                         prospectuses, supplements,
                                         SAIs, fact sheets,
                                         brochures.

Merrill and Bowne        None            Printers for the Funds'      Monthly
                                         prospectuses, supplements,
                                         and SAIs.

Merrill Corporation      None            Provides fulfillment of      Monthly
                                         the Funds' prospectuses,
                                         supplements, SAIs, and
                                         sales materials.

Citigroup                None            Citigroup is the software    Daily
                                         vendor for Yield Book, an
                                         analytic software program.
                                         CMA uses Yield Book to
                                         perform ongoing risk
                                         analysis and management of
                                         certain fixed income Funds
                                         and fixed income
                                         separately managed
                                         accounts.

Mellon Analytical        None            Provides portfolio           Monthly
Solutions                                characteristics to assist
                                         in performance reviews and
                                         reporting.

Cogent Consulting        None            Facilitates the evaluation   Daily
                                         of commission rates and
                                         provides flexible
                                         commission reporting.

Moody's Investors        None            Vendor uses to maintain      Monthly
Services                                 ratings for certain Money
                                         Market Funds.